UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1:	Schedule of Investments

Vanguard New York Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.5%)

Albany County NY GO	5.000	10/1/2012 (3)	4,400	4,771
Battery Park City NY Auth. Rev	5.250	11/1/2015	12,520	13,813
Broome County NY Public Safety Fac. Project COP	5.250	4/1/2015 (1)	2,665	2,669
Broome County NY Public Safety Fac. Project COP	5.250	4/1/2015 (1)	335	336
Buffalo NY GO	5.125	2/1/2012 (2)	1,870	1,968
Buffalo NY GO	5.125	2/1/2013 (2)	2,945	3,100
Erie County NY IDA School Fac. Rev. GO	5.750	5/1/2020 (4)	3,510	3,976
Erie County NY IDA School Fac. Rev. GO	5.750	5/1/2021 (4)	5,000	5,656
Erie County NY IDA School Fac. Rev. GO	5.750	5/1/2022 (4)	4,500	5,090
Erie County NY Water Auth. Rev	6.000	12/1/2008 (2)(ETM)	1,335	1,389
Hempstead NY GO	5.625	2/1/2012 (3)	1,220	1,255
Hempstead NY GO	5.625	2/1/2013 (3)	960	988
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250	7/1/2017	2,360	2,521
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250	7/1/2019	3,200	3,408
Huntington NY GO	6.700	2/1/2011 (3)	310	353
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250	10/1/2035	35,000	39,643
Long Island NY Power Auth. Electric System Rev	0.000	6/1/2011 (4)	16,690	13,801
Long Island NY Power Auth. Electric System Rev	5.250	6/1/2013	15,690	17,039
Long Island NY Power Auth. Electric System Rev	0.000	6/1/2014 (4)	5,000	3,640
Long Island NY Power Auth. Electric System Rev	0.000	6/1/2019 (4)	2,460	1,427
Long Island NY Power Auth. Electric System Rev	0.000	6/1/2021 (4)	13,355	7,104
Long Island NY Power Auth. Electric System Rev	0.000	6/1/2023 (4)	35,500	17,334
Long Island NY Power Auth. Electric System Rev	0.000	6/1/2024 (4)	21,830	10,137
Long Island NY Power Auth. Electric System Rev	0.000	6/1/2027 (4)	23,905	9,596
Long Island NY Power Auth. Electric System Rev. VRDO	3.170	3/7/2006 LOC	10,000	10,000
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125	7/1/2009 (3)(Prere.)	3,000	3,158
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250	10/1/2010 (1)(Prere.)	7,900	8,488
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000	4/1/2020 (1)(ETM)	32,500	38,907
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500	11/15/2016 (2)	28,075	30,990
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500	11/15/2016 (1)	4,000	4,415
1 Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500	11/15/2017 (2)	35,000	38,562
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500	11/15/2017 (1)	5,000	5,509
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500	11/15/2019 (1)	6,000	6,611
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500	11/15/2020 (1)	7,000	7,712
Metro. New York Transp. Auth. Rev. VRDO	3.130	3/7/2006 (10)	2,000	2,000
Nassau County NY Combined Sewer Dist. GO	5.000	5/1/2011 (3)	1,770	1,884
Nassau County NY GO	5.250	6/1/2011 (2)	3,670	3,928
Nassau County NY GO	5.250	6/1/2012 (2)	4,670	5,012
Nassau County NY GO	5.250	6/1/2013 (2)	6,905	7,411
Nassau County NY GO	5.250	6/1/2014 (2)	6,585	7,068
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.700	4/1/2007 (1)(Prere.)	12,730	13,168
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.600	4/1/2018 (1)	2,635	2,723
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.650	4/1/2022 (1)	5,000	5,170
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500	1/1/2007 (2)(ETM)	35	36
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500	1/1/2016 (2)	2,000	2,073
New York City NY GO	5.750	5/15/2011 (4)	4,540	4,962
New York City NY GO	5.750	8/1/2011 (1)	15,750	17,269
New York City NY GO	5.875	5/15/2012 (4)	4,670	5,125
New York City NY GO	5.125	8/1/2013 (4)	19,025	20,361
New York City NY GO	5.375	8/1/2013 (3)	8,295	8,706
New York City NY GO	5.200	8/1/2014 (4)	5,000	5,350
New York City NY GO	5.250	3/15/2016 (2)	5,000	5,417
New York City NY GO	5.000	8/1/2025	8,905	9,362
New York City NY GO	5.750	3/15/2027 (4)	1,560	1,720
New York City NY GO VRDO	2.920	3/1/2006 LOC	26,900	26,900
New York City NY GO VRDO	2.980	3/1/2006 LOC	2,200	2,200
New York City NY GO VRDO	3.200	3/7/2006 LOC	11,700	11,700
New York City NY IDA (USTA National Tennis Center)	5.000	11/15/2013 (4)	4,435	4,802
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.500	6/15/2007 (1)(Prere.)	23,955	24,828
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750	6/15/2007 (1)(Prere.)	15,000	15,594
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750	6/15/2009 (3)(Prere.)	30,650	33,113
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000	6/15/2017	10,000	6,340
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375	6/15/2017	25,015	27,173
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000	6/15/2018	10,000	6,074
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375	6/15/2018	25,095	27,259
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000	6/15/2021	4,490	2,377
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000	6/15/2027 (1)	17,000	18,023
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000	6/15/2031	9,000	9,471
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.920	3/1/2006 (3)	8,300	8,300
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.980	3/1/2006	7,200	7,200
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.980	3/1/2006	3,700	3,700
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.000	3/1/2006	4,000	4,000
New York City NY Sales Tax Asset Receivable Corp.	5.000	10/15/2026 (1)	10,000	10,633
New York City NY Transitional Finance Auth. Rev	5.500	5/1/2009 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev	5.500	5/1/2009 (Prere.)	1,660	1,777
New York City NY Transitional Finance Auth. Rev	5.500	5/1/2009 (Prere.)	1,325	1,419
New York City NY Transitional Finance Auth. Rev	5.750	5/15/2010 (Prere.)	930	1,021
New York City NY Transitional Finance Auth. Rev	5.500	2/1/2011 (Prere.)	2,265	2,487
New York City NY Transitional Finance Auth. Rev	5.500	2/1/2011 (Prere.)	1,150	1,263
New York City NY Transitional Finance Auth. Rev	5.500	2/1/2011 (Prere.)	2,955	3,245
New York City NY Transitional Finance Auth. Rev	5.500	2/1/2012	2,805	3,062
New York City NY Transitional Finance Auth. Rev	5.250	5/1/2013	12,270	13,315
New York City NY Transitional Finance Auth. Rev	5.500	2/1/2014	9,735	10,638
New York City NY Transitional Finance Auth. Rev	5.250	5/1/2014	17,720	19,175
New York City NY Transitional Finance Auth. Rev	5.375	2/1/2015	7,310	7,926
New York City NY Transitional Finance Auth. Rev	5.500	2/1/2015	3,850	4,198
New York City NY Transitional Finance Auth. Rev	5.375	2/15/2015	9,395	10,207
New York City NY Transitional Finance Auth. Rev	5.375	2/1/2016	8,415	9,133
New York City NY Transitional Finance Auth. Rev	5.500	2/1/2016	11,045	12,054
New York City NY Transitional Finance Auth. Rev	5.500	2/15/2016	2,735	2,994
New York City NY Transitional Finance Auth. Rev. VRDO	2.940	3/1/2006	10,600	10,600
New York City NY Transitional Finance Auth. Rev. VRDO	2.940	3/1/2006	3,100	3,100
New York City NY Transitional Finance Auth. Rev. VRDO	2.940	3/1/2006	6,800	6,800
New York City NY Transitional Finance Auth. Rev. VRDO	2.970	3/1/2006	4,200	4,200
New York City NY Transitional Finance Auth. Rev. VRDO	2.970	3/1/2006	7,300	7,300
New York State Dormitory Auth. Rev	5.500	7/1/2006 (1)(Prere.)	2,245	2,306
New York State Dormitory Auth. Rev	5.500	7/1/2006 (1)(Prere.)	1,625	1,669
New York State Dormitory Auth. Rev	5.250	2/15/2019 (3)	2,420	2,642
New York State Dormitory Auth. Rev	5.250	2/15/2020 (3)	2,555	2,790
New York State Dormitory Auth. Rev	5.250	2/15/2021 (3)	1,680	1,833
New York State Dormitory Auth. Rev	5.250	2/15/2022 (3)	2,825	3,078
New York State Dormitory Auth. Rev	5.250	2/15/2023 (3)	1,120	1,218
New York State Dormitory Auth. Rev	5.500	3/15/2026 (2)	16,670	19,712
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000	8/15/2018 (4)(	17,405	18,605
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000	8/15/2025 (4)(	2,000	2,111
New York State Dormitory Auth. Rev. (Barnard College)	5.250	7/1/2026 (2)	4,370	4,507
New York State Dormitory Auth. Rev. (Catholic Health)	5.500	7/1/2022 (1)	10,000	10,701
New York State Dormitory Auth. Rev. (City Univ.)	5.750	7/1/2010 (3)(Prere.)	2,215	2,417
New York State Dormitory Auth. Rev. (City Univ.)	5.750	7/1/2010 (3)(Prere.)	4,475	4,883
New York State Dormitory Auth. Rev. (City Univ.)	5.750	7/1/2011 (3)	5,950	6,461
New York State Dormitory Auth. Rev. (City Univ.)	5.750	7/1/2015 (3)	31,620	34,355
New York State Dormitory Auth. Rev. (City Univ.)	5.500	7/1/2016 (2)	4,640	4,764
New York State Dormitory Auth. Rev. (City Univ.)	5.750	7/1/2016 (3)	7,255	7,889
New York State Dormitory Auth. Rev. (City Univ.)	5.500	7/1/2020 (3)	14,525	16,902
New York State Dormitory Auth. Rev. (City Univ.)	5.500	7/1/2022 (3)	9,240	10,817
New York State Dormitory Auth. Rev. (City Univ.)	5.500	5/15/2023 (3)	5,000	5,858
New York State Dormitory Auth. Rev. (City Univ.)	5.500	7/1/2023 (3)	7,915	9,291
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125	7/1/2019	4,900	5,331
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125	7/1/2019	5,100	5,495
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125	7/1/2021	6,990	7,579
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125	7/1/2022	7,345	7,953
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125	7/1/2023	7,575	8,185
New York State Dormitory Auth. Rev. (Court Fac.)	5.750	5/15/2010 (2)(Prere.)	21,370	23,453
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200	7/1/2015 (2)	710	712
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875	8/15/2010 (4)(Prere.)	2,660	2,922
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875	8/15/2010 (4)(Prere.)	2,370	2,603
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875	8/15/2010 (4)(Prere.)	2,515	2,763
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875	8/15/2010 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875	8/15/2013 (4)	105	115
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875	8/15/2014 (4)	110	120
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875	8/15/2015 (4)	120	131
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000	2/15/2025 (3)	6,575	6,985
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375	2/15/2026 (1)	130	133
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.150	3/7/2006 (4)	250	250
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.200	3/7/2006 (1)	1,800	1,800
New York State Dormitory Auth. Rev. (New School for Social Research)	5.625	7/1/2007 (1)(Prere.)	2,260	2,370
New York State Dormitory Auth. Rev. (New York Univ.)	5.750	7/1/2016 (1)	3,500	4,061
New York State Dormitory Auth. Rev. (New York Univ.)	5.750	7/1/2020 (1)	6,000	7,144
New York State Dormitory Auth. Rev. (New York Univ.)	5.500	7/1/2031 (2)	8,910	10,690
New York State Dormitory Auth. Rev. (New York Univ.)	5.500	7/1/2040 (2)	34,330	41,828
New York State Dormitory Auth. Rev. (Pace)	5.625	7/1/2007 (1)(Prere.)	11,185	11,728
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000	3/15/2023 (4)	4,200	4,483
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000	3/15/2023 (4)	7,860	8,390
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000	3/15/2024 (4)	3,500	3,725
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500	3/15/2024 (2)	18,170	21,391
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000	3/15/2026 (2)	7,500	7,953
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.450	8/15/2019 (2)	4,835	5,155
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.300	7/1/2017 (1)	6,275	6,492
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.250	7/1/2022 (1)	3,000	3,100
New York State Dormitory Auth. Rev. (Rockefeller Univ.)	5.000	7/1/2018	2,805	2,927
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750	7/1/2019 (1)	15,900	18,700
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750	7/1/2020 (1)	5,500	6,516
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.500	7/1/2023 (1)	14,000	16,357
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.250	7/1/2020 (1)	15,170	15,905
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)	5.250	7/1/2018 (1)	6,700	6,984
New York State Dormitory Auth. Rev. (State Univ.)	6.000	7/1/2009 (2)	1,590	1,714
New York State Dormitory Auth. Rev. (State Univ.)	6.000	5/15/2012 (1)	16,160	17,812
New York State Dormitory Auth. Rev. (State Univ.)	6.000	5/15/2013 (1)	27,285	30,074
New York State Dormitory Auth. Rev. (State Univ.)	6.000	5/15/2014 (1)	10,660	11,750
New York State Dormitory Auth. Rev. (State Univ.)	6.000	5/15/2015 (1)	12,500	13,783
New York State Dormitory Auth. Rev. (State Univ.)	6.000	5/15/2016 (1)	5,000	5,515
New York State Dormitory Auth. Rev. (State Univ.)	5.750	5/15/2017 (4)	3,750	4,365
New York State Dormitory Auth. Rev. (State Univ.)	5.500	5/15/2021 (3)	3,000	3,487
New York State Dormitory Auth. Rev. (State Univ.)	5.500	5/15/2024 (3)	7,790	9,179
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500	5/15/2025 (2)	5,145	6,066
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500	5/15/2026 (2)	5,000	5,910
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000	7/1/2026	2,500	2,690
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500	5/15/2027 (2)	7,500	8,895
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500	5/15/2029 (2)	4,765	5,678
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500	5/15/2030 (2)	5,000	5,973
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500	5/15/2031 (2)	2,500	2,994
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000	7/1/2031	5,000	5,341
New York State Dormitory Auth. Rev. (The New York & Presbyterian Hosp.)	5.500	2/1/2010 (2)	6,330	6,752
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000	7/1/2017 (1)	2,000	2,084
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000	7/1/2009 (2)(Prere.)	1,085	1,148
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000	7/1/2009 (2)(Prere.)	450	476
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250	7/1/2009 (2)(Prere.)	2,235	2,382
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250	7/1/2012 (2)	3,935	4,175
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000	7/1/2015 (2)	1,915	2,015
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000	7/1/2016 (2)	800	843
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.250	7/1/2017 (4)	8,025	8,412
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.375	7/1/2025 (4)	7,000	7,350
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250	7/1/2019 (2)	2,425	2,667
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250	7/1/2021 (2)	1,750	1,921
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250	7/1/2022 (2)	3,425	3,759
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250	7/1/2023 (2)	3,610	3,959
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250	7/1/2024 (2)	3,305	3,622
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245	4/24/2006 (1)	10,000	9,870
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.375	6/15/2015	7,650	8,362
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.250	6/15/2016	3,095	3,356
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.375	6/15/2016	6,000	6,548
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.250	6/15/2018	10,000	10,813
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.250	6/15/2019	36,610	39,588
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.500	10/15/2022	3,085	3,639
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.500	10/15/2024	3,490	4,137
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.500	10/15/2025	4,175	4,958
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.500	10/15/2026	2,890	3,445
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.500	10/15/2027	3,000	3,584
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.500	10/15/2028	3,095	3,704
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.500	10/15/2029	2,530	3,033
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.500	10/15/2030	2,600	3,125
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.500	4/15/2035	7,990	9,695
New York State Local Govt. Assistance Corp.	5.250	4/1/2015 (2)	8,000	8,226
New York State Thruway Auth. Rev	5.250	1/1/2008 (Prere.)	735	766
New York State Thruway Auth. Rev	5.250	1/1/2014	4,825	5,013
New York State Thruway Auth. Rev	5.000	1/1/2030 (4)	25,000	26,491
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750	4/1/2010 (3)(Prere.)	5,575	6,106
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750	4/1/2010 (3)(Prere.)	2,080	2,278
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750	4/1/2010 (3)(Prere.)	5,870	6,430
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750	4/1/2010 (3)(Prere.)	3,000	3,286
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750	4/1/2010 (3)(Prere.)	2,500	2,738
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500	4/1/2011 (3)(Prere.)	2,000	2,201
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500	4/1/2011 (3)(Prere.)	3,000	3,301
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250	10/1/2011 (1)(Prere.)	7,500	8,149
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500	4/1/2014 (2)	32,875	36,193
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000	4/1/2025 (2)	10,000	10,658
New York State Thruway Auth. Rev. (Service Contract)	5.250	4/1/2007 (Prere.)	1,300	1,351
New York State Thruway Auth. Rev. (Service Contract)	5.750	4/1/2009 (1)(Prere.)	4,000	4,306
New York State Thruway Auth. Rev. (Service Contract)	5.250	4/1/2015	6,775	7,028
New York State Urban Dev. Corp. Rev. (Community Enhancement Fac.)	5.125	4/1/2009 (2)(Prere.)	5,500	5,821
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000	1/1/2009 (2)(Prere.)	2,500	2,696
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000	1/1/2009 (2)(Prere.)	3,000	3,235
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000	1/1/2009 (2)(Prere.)	4,110	4,432
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000	1/1/2009 (2)(Prere.)	5,000	5,392
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.750	1/1/2011 (4)(Prere.)	6,380	7,014
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500	3/15/2023 (1)	19,645	22,994
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500	3/15/2024 (1)	5,000	5,879
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550	11/15/2013	12,500	13,156
Niagara Falls NY Bridge Comm. Rev	5.250	10/1/2015 (3)	5,000	5,424
Niagara Falls NY Bridge Comm. Rev	6.250	10/1/2020 (3)	8,685	10,829
Niagara Falls NY Bridge Comm. Rev	6.250	10/1/2021 (3)	9,230	11,585
North Hempstead NY GO	6.400	4/1/2010 (3)	1,500	1,661
North Hempstead NY GO	6.400	4/1/2011 (3)	2,075	2,342
Onondaga County NY Public Improvements	5.875	2/15/2008	1,250	1,309
Onondaga County NY Public Improvements	5.875	2/15/2008	1,225	1,282
Orange County NY GO	5.000	7/15/2019	1,500	1,625
Orange County NY GO	5.000	7/15/2020	2,000	2,162
Orange County NY GO	5.000	7/15/2021	1,035	1,117
Orange County NY GO	5.000	7/15/2022	1,000	1,076
Port Auth. of New York & New Jersey Rev	5.500	12/15/2016 (2)	4,190	4,559
Port Auth. of New York & New Jersey Rev	5.500	12/15/2017 (2)	4,600	5,006
Port Auth. of New York & New Jersey Rev	5.500	12/15/2018 (2)	4,620	5,027
Port Auth. of New York & New Jersey Rev	5.000	7/15/2033	27,615	29,066
Suffolk County NY GO	5.250	5/1/2016 (4)	3,315	3,691
Suffolk County NY GO	5.250	5/1/2017 (4)	9,780	10,922
Suffolk County NY Water Auth. Rev	5.250	6/1/2010 (2)(ETM)	3,790	4,055
Suffolk County NY Water Auth. Rev	5.250	6/1/2011 (2)(ETM)	2,380	2,576
Suffolk County NY Water Auth. Rev	5.250	6/1/2012 (2)(ETM)	4,290	4,689
Suffolk County NY Water Auth. Rev	5.250	6/1/2017 (2)(ETM)	1,695	1,912
Triborough Bridge & Tunnel Auth. New York Rev	6.750	1/1/2009 (2)(ETM)	2,535	2,691
Triborough Bridge & Tunnel Auth. New York Rev	5.250	1/1/2014	3,000	3,244
Triborough Bridge & Tunnel Auth. New York Rev	5.250	1/1/2015	2,930	3,168
Triborough Bridge & Tunnel Auth. New York Rev	5.250	1/1/2016	2,500	2,699
Triborough Bridge & Tunnel Auth. New York Rev	5.250	11/15/2017	16,770	18,209
Triborough Bridge & Tunnel Auth. New York Rev	5.250	1/1/2018	2,330	2,508
Triborough Bridge & Tunnel Auth. New York Rev	5.250	11/15/2018	30,285	32,884
Triborough Bridge & Tunnel Auth. New York Rev	5.250	11/15/2019	43,025	46,718
Triborough Bridge & Tunnel Auth. New York Rev	6.125	1/1/2021 (1)((ETM)	5,000	6,130
Triborough Bridge & Tunnel Auth. New York Rev	5.500	11/15/2021 (1)	11,370	13,316
TSASC Inc. New York	5.125	6/1/2042	20,000	19,819
Outside New York:
Puerto Rico Electric Power Auth. Rev	5.250	7/1/2015 (1)	5,000	5,272
Puerto Rico Electric Power Auth. Rev	5.375	7/1/2016 (1)	16,345	18,033
Puerto Rico Electric Power Auth. Rev	5.375	7/1/2018 (1)	6,250	6,849
Puerto Rico Electric Power Auth. Rev	5.375	7/1/2019 (1)	6,500	7,123
Puerto Rico GO	5.500	7/1/2013 (3)	6,000	6,701
Puerto Rico GO	5.500	7/1/2020 (3)	6,305	7,329
Puerto Rico GO	5.500	7/1/2021 (1)	16,505	19,240
Puerto Rico GO	5.000	7/1/2033	6,900	7,083
Puerto Rico Highway & Transp. Auth. Rev	5.250	7/1/2035 (1)	50,000	58,523
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.150	3/7/2006 (2)	4,300	4,300
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500	7/1/2027 (3)	7,230	8,580
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500	7/1/2027 (2)	25,000	29,667
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000	7/1/2036 (2)	25,120	6,237
Puerto Rico Muni. Finance Agency	5.875	8/1/2009 (4)(Prere.)	6,480	7,047
Puerto Rico Muni. Finance Agency	6.000	8/1/2009 (4)(Prere.)	2,645	2,887
Puerto Rico Muni. Finance Agency	5.250	8/1/2017 (4)	7,000	7,582
Puerto Rico Public Finance Corp.	6.000	8/1/2026 (ETM)	860	1,078
Puerto Rico Public Finance Corp.	6.000	8/1/2026	9,140	11,000
Virgin Islands Public Finance Auth. Rev	5.000	10/1/2011	2,000	2,111
Virgin Islands Public Finance Auth. Rev	5.250	10/1/2023	2,000	2,143

Total Municipal Bonds
(Cost $2,198,088)				2,294,845

Other Assets and Liabilities--Net (1.5%)				35,420

Net Assets (100%)				2,330,265

1 Securities with a value of $6,693,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $2,198,706,000. Net unrealized appreciation of investment securities for tax purposes was $96,139,000, consisting of unrealized gains of $99,253,000 on securities that had risen in value since their purchase and $3,114,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	190	21,488	36

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard New York Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.2%)

Allegany County NY IDA (Atlantic Richfield Project) VRDO	2.990	3/1/2006	4,700	4,700
Battery Park City NY Auth. Rev	5.500	11/1/2006 (2)(Prere.)	11,750	12,152
1 Battery Park City NY Auth. Rev. TOB VRDO	3.220	3/7/2006	5,285	5,285
Buffalo NY Fiscal Stability Auth. BAN	4.000	5/15/2006	30,000	30,076
East Meadow NY UFSD TAN	3.750	6/29/2006	4,000	4,013
1 Erie County NY IDA School Fac. Rev. TOB VRDO	3.220	3/7/2006 (4)	4,515	4,515
Erie County NY Water Auth. Rev. VRDO	3.130	3/7/2006 (2)	11,400	11,400
Great Neck NY UFSD TAN	3.750	6/29/2006	24,000	24,078
Jericho NY UFSD TAN	3.750	6/23/2006	4,000	4,014
Jericho NY UFSD TAN	4.000	6/23/2006	6,000	6,025
Katonah-Lewisboro NY UFSD BAN	3.750	7/21/2006	4,101	4,117
Long Island NY Power Auth. Electric System Rev. CP	3.170	6/15/2006 LOC	43,600	43,600
Long Island NY Power Auth. Electric System Rev. CP	3.180	6/15/2006 LOC	8,500	8,500
1 Long Island NY Power Auth. Electric System Rev. TOB VRDO	3.220	3/7/2006 (2)	14,000	14,000
Long Island NY Power Auth. Electric System Rev. VRDO	2.920	3/1/2006 LOC	32,725	32,725
Long Island NY Power Auth. Electric System Rev. VRDO	2.930	3/1/2006 LOC	18,440	18,440
Long Island NY Power Auth. Electric System Rev. VRDO	2.970	3/1/2006 LOC	1,760	1,760
Long Island NY Power Auth. Electric System Rev. VRDO	3.170	3/7/2006 (4)	49,610	49,610
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	3.210	3/7/2006 (4)	7,500	7,500
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	3.170	3/7/2006 (2)	27,500	27,500
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	3.190	3/7/2006 (10)	10,300	10,300
1 Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.220	3/7/2006 (1)	3,300	3,300
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	2.910	3/1/2006 LOC	37,800	37,800
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.200	3/7/2006 (3)	19,900	19,900
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.210	3/7/2006 (3)	6,320	6,320
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.220	3/7/2006 (4)	11,755	11,755
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.220	3/7/2006 (4)	8,245	8,245
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.220	3/7/2006 (4)	14,180	14,180
Metro. New York Transp. Auth. Rev. VRDO	3.120	3/7/2006 (11)	5,900	5,900
Metro. New York Transp. Auth. Rev. VRDO	3.130	3/7/2006 (11)	11,935	11,935
Metro. New York Transp. Auth. Rev. VRDO	3.130	3/7/2006 (10)	20,600	20,600
Metro. New York Transp. Auth. Rev. VRDO	3.170	3/7/2006 LOC	40,000	40,000
Nassau County NY Interim Finance Auth. VRDO	3.140	3/7/2006 (4)	11,500	11,500
Nassau Health Care Corp. NY VRDO	3.130	3/7/2006 (4)	13,605	13,605
Nassau Health Care Corp. NY VRDO	3.170	3/7/2006 (4)	10,000	10,000
New York City NY Cultural Resources Rev. (Carnegie Hall) VRDO	3.200	3/7/2006 LOC	13,665	13,665
New York City NY Cultural Resources Rev. (Pierpont Morgan Library) VRDO	3.200	3/7/2006 LOC	10,000	10,000
New York City NY Cultural Resources Rev. (Solomon R. Guggenheim Foundation) VRDO	3.160	3/7/2006 LOC	16,707	16,707
New York City NY GO	6.000	8/1/2006 (Prere.)	9,940	10,202
New York City NY GO	6.000	8/1/2006 (Prere.)	14,890	15,282
New York City NY GO	6.000	8/1/2006 (Prere.)	4,000	4,106
1 New York City NY GO TOB VRDO	3.200	3/7/2006 (4)	6,144	6,144
1 New York City NY GO TOB VRDO	3.200	3/7/2006 (1)	5,000	5,000
1 New York City NY GO TOB VRDO	3.210	3/7/2006 (1)	5,840	5,840
1 New York City NY GO TOB VRDO	3.210	3/7/2006 (1)	5,370	5,370
1 New York City NY GO TOB VRDO	3.210	3/7/2006 (3)	11,600	11,600
1 New York City NY GO TOB VRDO	3.210	3/7/2006 (2)	4,625	4,625
1 New York City NY GO TOB VRDO	3.220	3/7/2006 (2)	7,765	7,765
1 New York City NY GO TOB VRDO	3.220	3/7/2006 (11)	7,390	7,390
1 New York City NY GO TOB VRDO	3.220	3/7/2006 (4)	19,960	19,960
1 New York City NY GO TOB VRDO	3.220	3/7/2006 (3)	5,475	5,475
1 New York City NY GO TOB VRDO	3.220	3/7/2006 (3)	5,685	5,685
1 New York City NY GO TOB VRDO	3.220	3/7/2006 (3)	8,245	8,245
1 New York City NY GO TOB VRDO	3.250	3/7/2006	25,000	25,000
New York City NY GO VRDO	2.920	3/1/2006 (1)	6,349	6,349
New York City NY GO VRDO	2.930	3/1/2006 LOC	3,600	3,600
New York City NY GO VRDO	2.960	3/1/2006 LOC	6,800	6,800
New York City NY GO VRDO	2.960	3/1/2006 LOC	7,325	7,325
New York City NY GO VRDO	2.980	3/1/2006 (4)	1,000	1,000
New York City NY GO VRDO	3.120	3/7/2006 LOC	1,600	1,600
New York City NY GO VRDO	3.120	3/7/2006 LOC	5,800	5,800
New York City NY GO VRDO	3.160	3/7/2006 LOC	25,000	25,000
New York City NY GO VRDO	3.160	3/7/2006 LOC	15,695	15,695
New York City NY Housing Dev. Corp. Multi-Family VRDO	3.200	3/7/2006	24,900	24,900
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 90 West Street) VRDO	3.180	3/7/2006 LOC	20,000	20,000
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Atlantic Court) VRDO	3.200	3/7/2006	20,000	20,000
New York City NY Housing Dev. Corp. Rev. (Westmont Apartments) VRDO	3.130	3/7/2006 LOC	24,200	24,200
New York City NY Housing Dev. Corp. Rev. VRDO	3.200	3/7/2006	22,200	22,200
New York City NY IDA (Civic Fac. Rev.) VRDO	3.200	3/7/2006 (10)	4,830	4,830
New York City NY IDA (Civil Liberties Union) VRDO	2.950	3/1/2006 LOC	18,950	18,950
New York City NY IDA (National Audubon Society) VRDO	2.950	3/1/2006 LOC	14,700	14,700
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.080	3/9/2006	20,000	20,000
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.100	4/13/2006	4,100	4,100
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.110	4/13/2006	50,000	50,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.200	3/7/2006	10,965	10,965
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.210	3/7/2006 (2)	11,145	11,145
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.220	3/7/2006	7,615	7,615
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.220	3/7/2006 (1)	4,950	4,950
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.220	3/7/2006	9,995	9,995
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.220	3/7/2006	62,165	62,165
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.220	3/7/2006 (4)	20,015	20,015
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.930	3/1/2006 (3)	5,000	5,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.980	3/1/2006	1,300	1,300
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.980	3/1/2006	10,600	10,600
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.000	3/1/2006	11,850	11,850
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.200	3/7/2006 (2)	13,910	13,910
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.220	3/7/2006 (1)	14,930	14,930
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.220	3/7/2006 (2)	9,400	9,400
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.220	3/7/2006 (1)	2,250	2,250
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.220	3/7/2006 (1)	2,590	2,590
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.220	3/7/2006	10,295	10,295
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.220	3/7/2006	15,590	15,590
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.220	3/7/2006 (3)	6,075	6,075
New York City NY Transitional Finance Auth. Rev. VRDO	2.940	3/1/2006	4,575	4,575
New York City NY Transitional Finance Auth. Rev. VRDO	2.940	3/1/2006	1,500	1,500
New York City NY Transitional Finance Auth. Rev. VRDO	2.940	3/1/2006	24,000	24,000
New York City NY Transitional Finance Auth. Rev. VRDO	2.970	3/1/2006	19,005	19,005
New York City NY Transitional Finance Auth. Rev. VRDO	2.970	3/1/2006	5,770	5,770
New York City NY Transitional Finance Auth. Rev. VRDO	3.150	3/7/2006	15,700	15,700
New York City NY Transitional Finance Auth. Rev. VRDO	3.150	3/7/2006	34,500	34,500
New York City NY Transitional Finance Auth. Rev. VRDO	3.150	3/7/2006	11,200	11,200
New York City NY Transitional Finance Auth. Rev. VRDO	3.150	3/7/2006	44,135	44,135
New York City NY Transitional Finance Auth. Rev. VRDO	3.160	3/7/2006	8,465	8,465
New York City NY Transitional Finance Auth. Rev. VRDO	3.160	3/7/2006	20,545	20,545
1 New York Metro. Transp. Auth. Rev. TOB VRDO	3.220	3/7/2006 (3)	14,290	14,290
New York State Dormitory Auth. Rev. (City Univ.)	5.500	7/1/2006 (2)(Prere.)	11,360	11,676
1 New York State Dormitory Auth. Rev. (City Univ.) TOB VRDO	3.220	3/7/2006 (4)	5,275	5,275
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	3.110	3/8/2006	9,635	9,635
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	2.950	3/9/2006	21,005	21,005
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	2.950	3/9/2006	12,800	12,800
New York State Dormitory Auth. Rev. (Cornell Univ.) CP	3.110	3/9/2006	19,500	19,500
New York State Dormitory Auth. Rev. (Cornell Univ.) CP	3.180	4/6/2006	7,680	7,680
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	2.970	3/1/2006	10,425	10,425
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	3.120	3/7/2006	25,600	25,600
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	3.120	3/7/2006	25,815	25,815
1 New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	3.210	3/7/2006 (3)	5,295	5,295
1 New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	3.220	3/7/2006 (3)	2,625	2,625
1 New York State Dormitory Auth. Rev. (Memorial Sloan Kettering) TOB VRDO	3.220	3/7/2006 (1)	7,125	7,125
1 New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	3.210	3/7/2006 (3)	4,995	4,995
1 New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	3.220	3/7/2006 (1)	16,455	16,455
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.130	3/7/2006	71,500	71,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.140	3/7/2006 (4)	8,250	8,250
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.150	3/7/2006 (1)	21,200	21,200
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.150	3/7/2006 (2)	2,500	2,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.180	3/7/2006 (4)	8,170	8,170
New York State Dormitory Auth. Rev. (Montefiore Medical Center)	5.250	2/1/2007 (2)(Prere.)	42,750	44,345
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	3.160	3/7/2006 (1)	38,465	38,465
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	3.160	3/7/2006 (1)	10,400	10,400
1 New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	3.200	3/7/2006 (1)	6,700	6,700
New York State Dormitory Auth. Rev. (North Shore Long Island Hosp.) VRDO	3.150	3/7/2006 LOC	14,000	14,000
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.210	3/7/2006 (2)	31,190	31,190
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.220	3/7/2006 (2)	5,885	5,885
New York State Dormitory Auth. Rev. (Rochester Institute of Technology) VRDO	3.170	3/7/2006 (2)	18,560	18,560
New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	3.120	3/7/2006	29,800	29,800
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.700	7/1/2006 (1)(Prere.)	14,370	14,779
New York State Dormitory Auth. Rev. (Upstate Community Colleges) VRDO	3.150	3/7/2006 (11)	10,300	10,300
1 New York State Dormitory Auth. Rev. TOB PUT	2.780	6/28/2006 (2)	19,960	19,960
1 New York State Dormitory Auth. Rev. TOB VRDO	3.220	3/7/2006 (4)	5,580	5,580
1 New York State Dormitory Auth. Rev. TOB VRDO	3.220	3/7/2006 (1)	6,500	6,500
1 New York State Dormitory Auth. Rev. TOB VRDO	3.220	3/7/2006	18,380	18,380
1 New York State Dormitory Auth. Rev. TOB VRDO	3.220	3/7/2006	4,725	4,725
1 New York State Dormitory Auth. Rev. TOB VRDO	3.220	3/7/2006 (2)	14,735	14,735
New York State Dormitory Auth. Rev. VRDO	3.200	3/7/2006 (2)	30,560	30,560
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.130	3/7/2006 LOC	15,000	15,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.150	3/7/2006 LOC	15,000	15,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.190	3/7/2006 LOC	5,000	5,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.200	3/7/2006 LOC	13,700	13,700
1 New York State Environmental Fac. Corp. PCR TOB VRDO	3.220	3/7/2006 (4)	26,725	26,725
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRD	3.220	3/2/2006	2,670	2,670
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRD	3.220	3/2/2006	3,690	3,690
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRD	3.220	3/2/2006	9,805	9,805
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRD	3.200	3/7/2006	11,764	11,764
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRD	3.220	3/7/2006	6,425	6,425
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRD	3.220	3/7/2006	16,500	16,500
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRD	3.220	3/7/2006	8,125	8,125
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRD	3.220	3/7/2006	4,680	4,680
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRD	3.220	3/7/2006	5,390	5,390
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.920	3/1/2006	17,900	17,900
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.990	3/1/2006	23,800	23,800
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.990	3/1/2006	21,600	21,600
New York State Environmental Quality CP	3.180	3/1/2006 LOC	10,000	10,000
New York State GO PUT	2.900	8/3/2006 LOC	85,000	85,000
New York State GO PUT	3.150	8/3/2006 LOC	32,600	32,600
New York State Housing Finance Agency Rev. (Avalon Chrystie) VRDO	3.200	3/7/2006 LOC	45,000	45,000
New York State Housing Finance Agency Rev. (Chelsea Apartments) VRDO	3.220	3/7/2006	59,900	59,900
1 New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	3.210	3/7/2006 (3)	7,935	7,935
New York State Housing Finance Agency Rev. (Residential) VRDO	3.220	3/7/2006 (2)	6,700	6,700
New York State Housing Finance Agency Rev. (Saville Housing) VRDO	3.220	3/7/2006 LOC	15,000	15,000
New York State Housing Finance Agency Rev. VRDO	3.200	3/7/2006 LOC	27,000	27,000
New York State Housing Finance Agency Rev. VRDO	3.200	3/7/2006 LOC	17,300	17,300
New York State Housing Finance Agency Rev. VRDO	3.200	3/7/2006 LOC	18,000	18,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.160	3/7/2006 LOC	9,000	9,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.200	3/7/2006 LOC	9,000	9,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.250	3/7/2006 LOC	50,000	50,000
New York State Local Govt. Assistance Corp. VRDO	3.100	3/7/2006 LOC	2,900	2,900
New York State Local Govt. Assistance Corp. VRDO	3.120	3/7/2006 LOC	4,785	4,785
New York State Local Govt. Assistance Corp. VRDO	3.150	3/7/2006 LOC	53,875	53,875
New York State Local Govt. Assistance Corp. VRDO	3.190	3/7/2006 (3)	34,000	34,000
1 New York State Mortgage Agency Rev. TOB VRDO	3.250	3/7/2006	1,875	1,875
1 New York State Mortgage Agency Rev. TOB VRDO	3.250	3/7/2006 (1)	1,920	1,920
1 New York State Mortgage Agency Rev. TOB VRDO	3.270	3/7/2006	5,960	5,960
New York State Power Auth. Rev. CP	3.050	3/7/2006	10,000	10,000
New York State Power Auth. Rev. CP	3.070	3/7/2006	19,000	19,000
New York State Power Auth. Rev. CP	3.140	3/7/2006	12,931	12,931
New York State Power Auth. Rev. CP	2.980	3/8/2006	20,000	20,000
New York State Power Auth. Rev. CP	3.130	3/8/2006	20,000	20,000
New York State Power Auth. Rev. CP	2.930	3/9/2006	10,000	10,000
New York State Power Auth. Rev. PUT	2.800	3/1/2006	32,000	32,000
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.210	3/7/2006 (2)	10,475	10,475
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.210	3/7/2006 (1)	6,005	6,005
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.220	3/7/2006 (1)	8,475	8,475
1 New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	3.220	3/7/2006 (2)	5,260	5,260
1 New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	3.220	3/7/2006 (1)	4,290	4,290
1 New York State Thruway Auth. Rev. TOB VRDO	3.210	3/7/2006 (4)	25,070	25,070
1 New York State Thruway Auth. Rev. TOB VRDO	3.220	3/7/2006 (2)	10,000	10,000
1 New York State Thruway Auth. Rev. TOB VRDO	3.220	3/7/2006 (2)	13,650	13,650
1 New York State Thruway Auth. Rev. TOB VRDO	3.220	3/7/2006 (2)	21,835	21,835
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.500	4/1/2006 (1)(Prere.)	13,350	13,649
1 New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	3.220	3/7/2006 (3)	5,175	5,175
1 New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	3.220	3/7/2006 (3)	4,960	4,960
New York State Urban Dev. Corp. Rev. (State Fac. & Equipment) VRDO	3.170	3/7/2006 (11)	12,060	12,060
North Hempstead NY BAN	3.200	4/27/2006	2,925	2,926
Oneida County NY IDA Rev. (Hamilton College) VRDO	3.170	3/7/2006 (1)	25,770	25,770
1 Orange County NY TOB VRDO	3.220	3/7/2006	2,640	2,640
Orangetown NY BAN	4.000	10/5/2006	4,155	4,180
Oyster Bay NY BAN	4.250	11/17/2006	17,000	17,131
Port Auth. of New York & New Jersey CP	3.170	3/7/2006	17,650	17,650
Port Auth. of New York & New Jersey CP	3.150	4/6/2006	10,000	10,000
Port Auth. of New York & New Jersey CP	3.130	5/2/2006	3,270	3,270
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.210	3/7/2006 (10)	5,430	5,430
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.220	3/7/2006 (4)	11,005	11,005
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.220	3/7/2006 (10)	2,940	2,940
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.230	3/7/2006	10,000	10,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.230	3/7/2006 (3)	15,000	15,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.230	3/7/2006 (3)	14,645	14,645
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.230	3/7/2006 (11)	10,530	10,530
Rockland County NY RAN	3.500	3/23/2006	40,000	40,023
Suffolk County NY Water Auth. Rev. VRDO	3.160	3/7/2006	36,400	36,400
Suffolk County NY Water Auth. Rev. VRDO	3.160	3/7/2006	45,000	45,000
1 Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	3.230	3/7/2006 (2)	12,115	12,115
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	3.120	3/7/2006	15,700	15,700
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	3.120	3/7/2006	8,390	8,390
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	3.170	3/7/2006 (10)	23,400	23,400
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	3.200	3/7/2006 (10)	7,600	7,600
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.200	3/7/2006 (1)	1,995	1,995
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.220	3/7/2006 (1)	7,200	7,200
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.220	3/7/2006 (3)	4,000	4,000
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.220	3/7/2006 (ETM)	9,115	9,115
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.220	3/7/2006 (2)	16,605	16,605
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.150	3/7/2006 (2)	8,100	8,100
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.150	3/7/2006 (4)	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.160	3/7/2006	11,500	11,500
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.160	3/7/2006 (4)	30,900	30,900
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.170	3/7/2006	75,500	75,500
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.170	3/7/2006	44,320	44,320
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.200	3/7/2006	5,200	5,200
Outside New York:
1 Puerto Rico GO TOB VRDO	3.220	3/7/2006 (3)	1,295	1,295
1 Puerto Rico Public Finance Corp. TOB VRDO	3.230	3/7/2006 (2)	10,000	10,000
Puerto Rico TRAN	4.500	7/28/2006 LOC	18,000	18,092

Total Municipal Bonds
(Cost $3,647,101)				3,647,101

Other Assets and Liabilities--Net (0.8%)				29,054

Net Assets (100%)				3,676,155

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $947,878,000, representing 25.8% of net assets.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District. USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.